ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Disclosure of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ 18,532		$ 18,429		$ 13,017
Other comprehensive income (loss)		(932)		288		(331)
Ownership changes		(538)	[1]	(321)	[1]	869	[2]
Ending balance		17,308		18,532		18,429
Previously stated
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance						13,000
Adoption of new accounting standards
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance						17
Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		1,909		1,408		2,254
Other comprehensive income (loss)		(96)		16		(43)
Ownership changes		(5)	[1]	27	[1]	(3)	[2]
Ending balance		1,752		1,909		1,408
Limited partners | Previously stated
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance						2,252
Limited partners | Adoption of new accounting standards
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance						2
Accumulated other comprehensive income (loss) | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[3]	(130)		(143)		(152)
Other comprehensive income (loss)	[3]	(96)		16		(43)
Ownership changes		2	[1]	(3)	[1],[3]	5	[2],[3]
Issuance of BBUC exchangeable shares						47
Ending balance	[3]	(224)		(130)		(143)
Accumulated other comprehensive income (loss) | Limited partners | Previously stated
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(143)		(153)	[3]
Ending balance						(143)
Accumulated other comprehensive income (loss) | Limited partners | Adoption of new accounting standards
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance						1
Foreign currency translation | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(189)		(247)		(252)
Other comprehensive income (loss)		(150)		51		(66)
Ownership changes		2		7		4
Issuance of BBUC exchangeable shares						67
Ending balance		(337)		(189)		(247)
Foreign currency translation | Limited partners | Previously stated
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(247)		(252)
Ending balance						(247)
Foreign currency translation | Limited partners | Adoption of new accounting standards
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance						0
FVOCI | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		5		(8)		76
Other comprehensive income (loss)		16		13		(69)
Ownership changes		0		0		0
Issuance of BBUC exchangeable shares						(15)
Ending balance		21		5		(8)
FVOCI | Limited partners | Previously stated
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(8)		76
Ending balance						(8)
FVOCI | Limited partners | Adoption of new accounting standards
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance						0
Other | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		54		112		24
Other comprehensive income (loss)		38		(48)		92
Ownership changes		0		(10)		1
Issuance of BBUC exchangeable shares						(5)
Ending balance		$ 92		54		112
Other | Limited partners | Previously stated
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				$ 112		23
Ending balance						112
Other | Limited partners | Adoption of new accounting standards
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance						$ 1

[1]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[2]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[3]	See Note 21 for additional information.